SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding at January 1, 2016	5,467,337
Granted	2,248,000
Exercised	(200)
Cancelled	(2,360,917)
Outstanding at December 31, 2016	5,354,220	5,467,337
Exercisable at December 31, 2016	1,552,014
Vested and expected to vest at December 31, 2016	4,299,107
Weighted average Exercise price
Outstanding at January 1, 2016	$ 5.30
Granted	1.94
Exercised	2.00
Cancelled	4.97
Outstanding at December 31, 2016	4.04	$ 5.30
Exercisable at December 31, 2016	7.88
Vested and expected to vest at December 31, 2016	$ 4.57
Weighted average Remaining contractual term
Outstanding	2 years 9 months 26 days	3 years 2 months 1 day
Exercisable at December 31, 2016	1 year 5 months 5 days
Vested and expected to vest at December 31, 2016	2 years 6 months 26 days
Aggregate intrinsic value
Outstanding at January 1, 2016	$ 1,709
Outstanding at December 31, 2016	549	$ 1,709
Exercisable at December 31, 2016	6
Vested and expected to vest at December 31, 2016	$ 316
Performance-based Stock Options [Member]
Number of options
Outstanding at January 1, 2016	3,550,000
Cancelled	(2,033,334)
Outstanding at December 31, 2016	1,516,666	3,550,000
Exercisable at December 31, 2016	549,995
Vested and expected to vest at December 31, 2016	1,174,535
Weighted average Exercise price
Outstanding at January 1, 2016	$ 2.38
Cancelled	2.28
Outstanding at December 31, 2016	2.53	$ 2.38
Exercisable at December 31, 2016	2.51
Vested and expected to vest at December 31, 2016	$ 2.52
Weighted average Remaining contractual term
Outstanding	3 years 9 months 7 days	4 years 11 months 5 days
Exercisable at December 31, 2016	3 years 5 months 23 days
Vested and expected to vest at December 31, 2016	3 years 8 months 19 days
Aggregate intrinsic value
Outstanding at January 1, 2016	$ 4,793
Outstanding at December 31, 2016		$ 4,793
Exercisable at December 31, 2016
Vested and expected to vest at December 31, 2016